Cover	Nov. 04, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC
Entity Central Index Key	0000051253
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	1-4858
Entity Tax Identification Number	13-1432060
Entity Address, Address Line One	521 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	765-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value 12 1/2¢ per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value 12 1/2¢ per share
Trading Symbol	IFF
Security Exchange Name	NYSE
6.00% Tangible Equity Units
Entity Information [Line Items]
Title of 12(b) Security	6.00% Tangible Equity Units
Trading Symbol	IFFT
Security Exchange Name	NYSE
0.500% Senior Notes due 2021
Entity Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes due 2021
Trading Symbol	IFF 21
Security Exchange Name	NYSE
1.75% Senior Notes due 2024
Entity Information [Line Items]
Title of 12(b) Security	1.75% Senior Notes due 2024
Trading Symbol	IFF 24
Security Exchange Name	NYSE
1.800% Senior Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	1.800% Senior Notes due 2026
Trading Symbol	IFF 26
Security Exchange Name	NYSE